Investment Strategy	Feb. 25, 2026
T. Rowe Price Integrated Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security.

The fund invests predominantly in common stocks and may invest in companies of any market capitalization, but generally focuses on large- and mid-cap companies. The fund seeks investments in companies around the world that are expected by T. Rowe Price to be mispriced by the markets based on certain quantitative metrics.

The fund’s integrated approach to investing combines fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. Stocks are selected based on a variety of metrics such as a company’s valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap U.S. companies with value characteristics. The fund considers a company to have value characteristics if the company’s securities are represented in an appropriate third-party value-oriented index. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines a large-cap company as a company whose market capitalization falls above the minimum market capitalization in the MSCI USA Large Cap Index or MSCI World Large Cap Index (after systematically removing any companies that cannot reasonably be considered a large-cap company from the low end of the range of each index). The market capitalization of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the large-cap equity market. As of December 31, 2025, the smallest market capitalization represented across these indexes (after removing any outlier companies) was $18 billion.

The fund expects to invest predominantly in common stocks of companies that appear to be undervalued by various measures. The fund’s integrated approach to investing combines fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. Stocks are selected based on a variety of metrics such as a company’s valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap U.S. companies with value characteristics.
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small- and mid-cap U.S. companies. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines small- and mid-cap companies as companies whose market capitalization falls below the maximum market capitalization in the Russell Midcap® Index, MSCI USA Mid Cap Index, or MSCI World Mid Cap Index (after systematically removing any companies that cannot reasonably be considered a small- or mid-cap company from the high end of the range of each index). The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the small- and mid-cap equity markets. As of December 31, 2025, the largest market capitalization represented across these indexes (after removing any outlier companies) was $98 billion.

The fund invests predominantly in common stocks. The fund’s integrated approach to investing combines fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. Stocks are selected based on a variety of metrics such as a company’s valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

While most assets will typically be invested in U.S. equity securities, the fund may invest up to 20% of its total assets in foreign securities, including securities of emerging market issuers.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small- and mid-cap U.S. companies.
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small-cap U.S. growth companies. The fund considers a company to be a growth company if the company’s securities are represented in an appropriate third-party growth-oriented index. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines a small-cap company as a company whose market capitalization falls below the maximum market capitalization in the Russell 2000® Index, MSCI USA Small Cap Index, or MSCI World Small Cap Index (after systematically removing any companies that cannot reasonably be considered a small-cap company from the high end of the range of each index). The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the small-cap equity market. As of December 31, 2025, the largest market capitalization represented across these indexes (after removing any outlier companies) was $30 billion.

The fund’s integrated approach to investing combines fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. Stocks are selected based on a variety of metrics such as a company’s valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential.

As part of the stock selection process, the adviser focuses primarily on companies that, in the adviser’s opinion, are capable of achieving and sustaining above-average, long-term earnings growth.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small-cap U.S. growth companies.